                         CIGNA INTERNATIONAL STOCK FUND
                         ANNUAL REPORT TO SHAREHOLDERS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                    [HORIZONTAL GLOBE GRAPHIC APPEARS HERE]

CIGNA INTERNATIONAL STOCK FUND  MANAGEMENT'S DISCUSSION AND ANALYSIS (Unaudited)
-------------------------------------------------------------------------------

The world equity markets moved modestly higher in 1996. For the year ended December 31, 1996, CIGNA International Stock Fund gained 6.36%, exceeding by 0.31% the Morgan Stanley EAFE index return. The EAFE total return has again been impacted by underperformance of the largest market in the EAFE Index - Japan. The Japanese market fell 15.5% in US terms over the year. This compares to a 21.09% return for Europe and 20.54% for Asia Pacific ex Japan.

The aggressive easing of monetary policy in Japan is now 18 months old. This has resulted in a reversal of fortune for the Yen which closed the year at 115.70 against the US dollar, 45% below the peak of 79.75 which was reached in April of 1995. The liquidity boom has driven bond prices in Japan to incredible levels (the benchmark 10 year Japanese government bond yield falling to 2.75%). Japanese investors have ignored other asset classes such as stocks and property; overseas financial assets have been preferred. The Japanese liquidity boom has therefore been a major factor driving global financial markets.

The Japanese market peaked in 1989. We are now entering the eighth year of the bear market. The hangover from the so called "bubble economy" has been a long one and painful one. Needless to say sentiment in Japan remains depressed. Despite recent elections, dramatic economic reforms, which are needed to restore confidence, still appear unlikely. It is not all doom and gloom however, there are some sectors which are performing well, notably the export sector which is benefiting from lower interest rates and a weaker Yen. The delayed impact of monetary easing, which is now 18 months old, should also not be underestimated. We remain confident that the end to the bear market is approaching and are likely to increase our position in Japan during 1997.

Low inflation and steady economic growth combined with expanding financial liquidity have been the major factors driving world equity prices. Anything that upsets any of these factors represents a risk to stock prices. A continuation of the low inflationary growth scenario still appears to be the most likely outcome in 1997. We do see some risk to this scenario in countries that are in the late stages of the economic cycle. A key markets in this regard are the US and the UK. We therefore expect to see inflationary pressures and tightening of liquidity to occur in these markets in the first half of 1997.

Key overseas markets such as Japan and Germany, however are still a long way behind in the interest rate cycle. This should reduce the impact that a Fed tightening will have on international markets. Indeed a correction in the US financial markets could prove to have a positive impact on the Japanese equity market as it would lead to a return of capital to Japan, as Japanese investors repatriate funds.
--------------------------------------------------------------------------------
            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                               1/11/93 - 12/31/96

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN

1 Year   3 Year    Life of Fund
6.36%    4.16%        12.80%
----------------------------------

                            CIGNA                                     Lipper
    Point of        International          EAFE Index -        International
 Measurement           Stock Fund          Total Return                Funds
 -----------           ----------          ------------                -----
     1/11/93              $10,000               $10,000              $10,000
    12/31/93              $14,273               $13,940              $13,256
    12/31/94              $14,669               $14,521              $14,287
    12/31/95              $15,167               $15,887              $15,889
    12/31/96              $16,132               $17,754              $16,850
--------------------------------------------------------------------------------
CIGNA International Stock Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, and changes in net asset value. The Fund does not charge a sales load. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Morgan Stanley Capital Markets Europe, Australia, Far East Index (EAFE) and with the Lipper International Funds. The EAFE index performance does not reflect brokerage charges or other investment expenses. The Lipper International Funds average total return consists of funds which invest their assets in securities whose primary trading markets are outside the United States. The average total return is reduced by brokerage charges, advisory fees and other fund expenses.

CIGNA INTERNATIONAL STOCK FUND

INVESTMENTS IN SECURITIES
DECEMBER 31, 1996


                                                                                 NUMBER               MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
EQUITIES AND EQUIVALENTS - 90.5%
ARGENTINA - 0.6%
YPF Sociedad Anomima ADR** (Oil & Gas)                                               2,000          $      50,500
                                                                                                ------------------

AUSTRALIA - 5.6%
Ausmelt Ltd. (Metal)                                                                15,000                 35,768
Burns Philip Co. (Food & Household Products)                                        25,000                 44,512
Crown Casino Ltd. (Leisure) Warrants*                                               50,000                 16,096
Deepgreen Minerals (Mining)                                                        200,000                  3,974
Fosters Brewing Group (Brewing)                                                     40,000                 81,075
Highlands Gold Ltd. (Mining)                                                        88,000                 51,761
Meekatharra Minerals (Mining)*                                                     150,000                 53,652
Star Mining Corp. (Mining)*                                                        370,000                 30,880
Westpac Banking Co. (Banking) Warrants*                                             30,000                132,342
                                                                                                ------------------

                                                                                                          450,060
                                                                                                ------------------

CHILE - 0.3%
Compania de Telecomucicacion ADR** (Telecommunication)                                 250                 25,281
                                                                                                ------------------

DENMARK - 2.3%
ALM Brand (Insurance)                                                                  600                 18,334
BG Bank (Banking)                                                                    1,250                 58,566
Novo Nordisk AS (Pharmaceuticals)                                                      225                 42,396
Tele Danmark AS (Telecommunication)                                                  1,250                 68,963
                                                                                                ------------------

                                                                                                          188,259
                                                                                                ------------------

FRANCE - 4.4%
Ass Generale de France (Insurance)                                                   1,000                 32,283
AXA (Insurance)                                                                        742                 47,193
Carrefour (Food Retailing)                                                              85                 55,307


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996


                                                                                  NUMBER              MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
Credit Commerciale de France (Banking)                                                 815          $      37,699
ELF Aquitaine (Oil)                                                                    615                 55,982
LVMH Moet Hennessy (Luxury Goods)                                                      180                 50,269
Lyonnaise Des Eaux (Water Utility)                                                     410                 38,159
Societe Generale de Banque (Banking)                                                   345                 37,303
                                                                                                ------------------

                                                                                                          354,195
                                                                                                ------------------

GERMANY - 4.7%
Allianz AG Holdings (Insurance)                                                         25                 45,490
Basf AG (Chemicals)                                                                  1,000                 38,524
Bayer AG (Chemicals)                                                                   800                 32,649
Commerzbank AG (Banking)                                                             1,300                 33,032
Daimler Benz AG (Multi - Industry)*                                                    800                 55,108
Deutsche Bank AG (Banking)                                                             900                 42,052
Deutsche Telekom (Telecommunication)                                                 2,907                 61,302
Dresdner Bank AG (Banking)                                                           1,500                 44,938
Merrill Lynch Outperformance (Banking) Warrants*                                     2,500
                                                                                                              358
Siemens AG (Electricals & Electronics)                                                 500                 23,557
                                                                                                ------------------

                                                                                                          377,010
                                                                                                ------------------

HONG KONG - 6.4%
Cheung Kong (Real Estate)                                                           15,000                133,331
Cheung Kong Infras (Building Heavy Construction)                                    32,000                 84,815
China Res Beijing (Real Estate)                                                    150,000                 95,029
HSBC Holdings (Banking)                                                              2,892                 61,882
Hang Seng Bank (Banking)                                                             5,000                 60,767
Hutchison Whampoa Ltd. (Conglomerate)                                               10,000                 78,544
                                                                                                ------------------

                                                                                                          514,368
                                                                                                ------------------



The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996


                                                                                  NUMBER              MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
ITALY - 2.1%
Credito Italiano (Banking)                                                          32,650          $      35,857
Eni SPA (Oil)                                                                        7,750                 39,772
Italgas (Gas Utility)                                                                7,000                 29,232
San Paolo (Banking)                                                                  2,650                 16,246
Telecom Italia  (Telecommunication)                                                 18,125                 47,075
                                                                                                ------------------

                                                                                                          168,182
                                                                                                ------------------

JAPAN - 27.9%
Asahi Bank (Banking)                                                                 6,000                 53,363
Bank of Tokyo Mits (Banking)*                                                        5,000                 92,824
Bridgestone Corp. (Tire & Rubber)                                                    6,000                113,980
Canon Aptex Inc. (Machinery)                                                         8,800                119,299
Canon, Inc. (Precision Instrument)                                                   5,000                110,526
Catena Corp. (Office Furnishings)                                                    6,000                 44,245
CI Kasei Co. (Chemicals)                                                             5,000                 32,381
Daifuku Co., Ltd. (Industrial Machinery)                                             5,000                 63,034
Fujitsu Ltd. (Electronics)                                                           8,000                 74,605
Ind Bank Japan (Banking)                                                             3,240                 56,233
Komori Corp. (Industrial Machinery)                                                  3,000                 63,725
Kyocera Corp. (Electronics)                                                          2,000                124,687
Matsumotokiyoshi (Retail Grocery)                                                    4,000                131,249
Matsushita Electric (Electronics)                                                    3,000                 48,960
Miroku Joho Service Co., Ltd. (Accounting Soft Services)                             4,000                 72,878
Mitsubishi Material Corp. (Non-ferrous Metals)*                                     15,000                 60,617
Mitsui Fudosan Co. (Real Estate)                                                     8,000                 80,131
Namco (Leisure)                                                                      2,000                 61,307
Nikko Securities Co., Ltd. (Investments)*                                            8,000                 59,684
Obayashi Road Corp. (Construction)                                                  12,000                 61,445




The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996


                                                                                 NUMBER              MARKET
                                                                                 OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
Omron Corp. (Electrical & Electronic Equipment)                                      6,000           $    112,944
Sankyo Co., Ltd. (Machinery)                                                         2,600                 76,107
Sanwa Bank Ltd. (Banking)                                                            5,000                 68,215
Sony Corp. (Electronics)                                                             2,000                131,077
Tokio Marine & Fire Insurance Ltd. (Insurance)*                                      7,000                 65,884
Tonami Transport (Transportation)*                                                  15,000                 81,599
Toyo Communication (Telecommunication)                                               7,000                104,568
Xebio Co., Ltd. (Retail Trade)                                                       3,000                 89,371
                                                                                                ------------------

                                                                                                        2,254,938
                                                                                                ------------------

KOREA - 0.9%
Korea Fund, Inc. (Investment Company)                                                5,000                 75,000
                                                                                                ------------------

MALAYSIA - 2.5%
Konsortium Perkapa (Transportation/Marine)*                                         10,000                 67,313
Malaysian Res Corp. (Real Estate)                                                   15,000                 59,097
Renong Berhad (Multi - Industry) *                                                  40,000                 70,956
Renong Berhad (Multi - Industry) Rights*                                             8,000                  3,358
Renong Berhad (Multi - Industry) Warrants*                                           5,000                  2,455
                                                                                                ------------------

                                                                                                          203,179
                                                                                                ------------------

MEXICO - 1.5%
Cemex (Cement)                                                                       6,750                 24,352
Desc (Miscellaneous)                                                                 2,966                 16,201
Desc De C V (Miscellaneous)                                                         10,000                 54,624
Telefonos de Mexico ADR** (Telecommunications)                                         750                 24,750
                                                                                                ------------------

                                                                                                          119,927
                                                                                                ------------------



The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996


                                                                                 NUMBER               MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 2.5%
Ing Groep NV (Insurance & Finance)                                                     964          $      34,730
Kon PTT Nederland (Telecommunication)                                                  350                 13,359
Philips Electronic (Electronics)                                                       300                 12,163
Royal Dutch Petroleum (Energy)                                                         650                114,037
Unilever NV (Food & Beverage)                                                          180                 31,861
                                                                                                ------------------

                                                                                                          206,150
                                                                                                ------------------

NEW ZEALAND - 3.0%
Carter Holt Harvey Ltd. (Forest Products)                                           33,879                 76,883
Fletcher Challenge (Forest Products)                                                50,000                 83,775
Sanford (Agriculture)                                                               11,000                 25,663
Zuelig New Zealand Ltd. (Miscellaneous)                                            121,000                 54,747
                                                                                                ------------------

                                                                                                          241,068
                                                                                                ------------------

NORWAY - 1.1%
Hafslund ASA (Energy)                                                                1,000                  7,294
Norsk Hydro (Energy)                                                                 1,000                 53,546
Saga Petroleum (Energy)                                                              2,000                 33,059
                                                                                                ------------------

                                                                                                           93,899
                                                                                                ------------------

SINGAPORE - 4.7%
City Developments Ltd. (Real Estate)                                                 5,000                 45,023
Comfort Group (Transportation)                                                      50,000                 44,308
Electronic Resources (Electronics)                                                  30,000                 35,375
Electronic Resources (Electronics) Warrants*                                         9,000                  5,306
Keppel Corp., Ltd. (Conglomerate)                                                    5,000                 38,948
Overseas-Chinese Banking Corp., Ltd. (Banking)                                       2,300                 28,600



The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996

                                                                                 NUMBER               MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airline)                                                    2,000          $      18,152
Sing Techs Automotive (Automobile)                                                  24,000                 53,512
United Overseas Bank Ltd. (Banking)                                                  4,000                 44,594
United Overseas Land Ltd. (Real Estate)                                             15,000                 22,833
United Overseas Land Ltd. (Real Estate) Warrants*                                    1,500                    906
Wing Tai Holdings (Real Estate)                                                     15,000                 42,878
                                                                                                ------------------

                                                                                                          380,435
                                                                                                ------------------

SOUTH AFRICA - 0.5%
Western Area Gold Mining (Mining)                                                    3,000                 41,359
                                                                                                ------------------

SPAIN - 1.6%
Banco Bilbao Vizcaya (Banking)                                                         450                 24,298
Iberdrola SA (Utility)                                                               2,700                 38,267
Repsol SA (Energy)                                                                     815                 31,263
Telefonica De Esp (Telecommunication)                                                1,400                 32,513
                                                                                                ------------------

                                                                                                          126,341
                                                                                                ------------------

SWEDEN - 1.1%
Assi Doman (Forest Products)                                                         1,500                 41,789
Astra AB (Pharmaceuticals)                                                           1,000                 49,414
                                                                                                ------------------

                                                                                                           91,203
                                                                                                ------------------

SWITZERLAND - 2.8%
CS Holding (Banking)                                                                   350                 35,954
Nestle SA (Food & Household Products)                                                   35                 37,576





The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996


                                                                                  NUMBER              MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
Novartis AG (Health & Personal Care)                                                    35          $      40,086
Roche Holdings AG (Health & Personal Care)                                              10                 77,811
Schweiz Bankverein (Banking)                                                           200                 38,028
                                                                                                ------------------

                                                                                                          229,455
                                                                                                ------------------

THAILAND - 1.6%
Industrial Finance Corp. (Financial Services)                                       20,000                 53,420
PTT Exploration & Production (Oil/Gas)                                               5,000                 72,136
                                                                                                ------------------

                                                                                                          125,556
                                                                                                ------------------

UNITED KINGDOM - 12.2%
Associated British Ports Holdings PLC (Transportation)                               4,000                 19,599
BAT Industries PLC (Tobacco)                                                        10,250                 84,992
BTR PLC (Diversified) Warrants*                                                        229
                                                                                                               24
British Telecommunications PLC (Telecommunication)                                  10,500                 71,055
Burton Group (Merchandising)                                                        27,000                 72,623
Cadbury Schweppes (Beverages & Tobacco)                                             10,000                 84,461
Glaxo Holdings PLC (Pharmaceutical)                                                  5,000                 81,378
Grand Metropolitan (Spirit & Wines)                                                  8,000                 62,772
Hanson PLC (Diversified)                                                            16,700                 23,461
Imperial Tobacco (Bevarages & Tobacco)                                               1,670                 10,815
Land Securities (Real Estate)                                                       10,000                127,805
Prudential Corp. PLC (Life Assurance)                                               16,200                136,550
Reuters Holdings (Media)                                                             7,300                 93,861
Zeneca Group (Health & Personal Care)                                                4,000                112,729
                                                                                                ------------------

                                                                                                          982,125
                                                                                                ------------------





The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

DECEMBER 31, 1996


                                                                                 NUMBER               MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.1%
Millenium Chemicals (Chemicals)                                                        238         $        4,225
                                                                                                ------------------

VENEZEULA - 0.1%
Corimon C A S A C A ADR** (Pollution Control)                                        1,000                  1,125
                                                                                                ------------------

TOTAL INVESTMENTS IN SECURITIES - 90.5%
      (Total Cost - $6,660,550)                                                                         7,303,840
Cash and Other Assets Less Liabilities - 9.5%                                                             765,607
                                                                                                ------------------

NET ASSETS - 100.0%
(equivalent to $11.48 per share based on 702,608
      shares outstanding)                                                                             $ 8,069,447
                                                                                                ==================


*     Non-income Producing Securities.
** An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.













The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996


ASSETS
Investments in securities at value (Cost - $6,660,550)                                           $ 7,303,840
Foreign currency (Cost - $484,346)                                                                   481,381
Cash on deposit with custodian                                                                       265,238
Dividends receivable                                                                                  13,461
Receivable for investments sold                                                                       28,158
Receivable from advisor                                                                                9,135
Investment for deferred compensation plan (Cost - $11,971)                                            13,844
Other assets                                                                                           1,175
                                                                                           ------------------

      TOTAL ASSETS                                                                                 8,116,232
                                                                                           ------------------

LIABILITIES:
Payable for deferred compensation plan                                                                13,844
Other accrued expenses                                                                                32,941
                                                                                           ------------------

      TOTAL LIABILITIES                                                                               46,785
                                                                                           ------------------

NET ASSETS (applicable to 702,608 shares of beneficial interest with par value of $.001 per share issued and
      outstanding; unlimited number of shares authorized)                                        $ 8,069,447
                                                                                           ==================

Shares outstanding                                                                                   702,608
                                                                                           ==================

Net asset value, offering price and redemption price per share                                   $   11.48
                                                                                           ==================

COMPONENTS OF NET ASSETS:
Capital paid in                                                                                  $ 7,424,892
Distributions in excess of net investment income                                                    (52,695)
Net unrealized appreciation of investments, deferred
      compensation plan, foreign currencies and other net assets.                                    642,388
Accumulated net realized gain on investments                                                          54,862
                                                                                           ------------------

NET ASSETS                                                                                       $ 8,069,447

The Notes to Financial Statements are an integral part of these statements.



CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME
INCOME:
      Dividends (net of foreign taxes withheld of $20,018)                                         $    137,980
      Interest
                                                                                                             78
                                                                                              ------------------

                                                                                                        138,058

EXPENSES:
      Custodian fees and expenses                                                                        81,000
      Investment advisory fees                                                                           63,000
      Auditing and legal fees                                                                            26,799
      Administrative services                                                                            17,987
      Other                                                                                              16,614
                                                                                              ------------------

      Total expenses                                                                                    205,400

      Less expenses waived by investment advisor                                                      (116,870)
                                                                                              ------------------

      Net expenses                                                                                       88,530
                                                                                              ------------------

NET INVESTMENT INCOME                                                                                    49,528
                                                                                              ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS:
      Net realized gain from securities transactions                                                    329,447
      Net realized gain on foreign currencies and forward
           foreign exchange contracts                                                                    32,064
      Net unrealized appreciation of investments                                                         85,202
      Net unrealized depreciation of foreign currencies and
           other net assets                                                                             (7,869)
                                                                                              ------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS                                                           438,844
                                                                                              ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $    488,372
                                                                                              ==================

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                                 1996                   1995
                                                                           ------------------     ------------------

OPERATIONS:
Net investment income                                                          $      49,528          $      26,379
Net realized gain from securities transactions
      and foreign currency transactions                                              361,511                357,599
Net unrealized appreciation (depreciation) of
      investments, deferred compensation plan,
      foreign currencies and other net assets                                         77,333              (137,808)
                                                                           ------------------     ------------------

Net increase in net assets from operations                                           488,372                246,170
                                                                           ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                          (54,926)               (26,379)
In excess of net investment income                                                  (84,848)              (143,621)
From net realized capital gains                                                    (195,624)              (388,162)
                                                                           ------------------     ------------------

Total distributions to shareholders                                                (335,398)              (558,162)
                                                                           ------------------     ------------------

CAPITAL SHARE TRANSACTIONS:
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                                 335,398                558,162
                                                                           ------------------     ------------------

Net increase from capital share transactions                                         335,398                558,162
                                                                           ------------------     ------------------

Net increase in net assets                                                           488,372                246,170

NET ASSETS:
Beginning of period                                                                7,581,075              7,334,905
                                                                           ------------------     ------------------

End of period (including overdistributed net investment
      income of $52,695 and $131,871, respectively)                              $ 8,069,447            $ 7,581,075
                                                                           ==================     ==================




The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND  Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA International Stock Fund (the "Fund") was organized as the sole series of CIGNA Institutional Funds Group, a Massachusetts business trust (the "Trust") on August 10, 1992 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's objective is to provide long-term growth of capital by investing primarily in common stocks, preferred stocks and convertible debt of companies based outside the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a United States or foreign securities exchange are valued at the last sale price or, if there is no such price available, at the last bid price. Portfolio securities that are traded on foreign securities exchanges are generally valued at the preceding closing prices of such securities on their respective exchanges. A security that is listed or traded on more than one exchange is valued on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price which may be based on valuations furnished from a pricing service or from independent securities dealers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when such information becomes available, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.
C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclass to paid in capital may be required.
E. CURRENCY TRANSLATION AND FORWARD CURRENCY CONTRACTS - Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates as follows: assets and liabilities at the rate of exchange at the end of the period, purchases and sales of securities and expenses at the rate of exchange prevailing on the dates of such transactions. The Fund from time to time may enter into foreign currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund enters into these transactions either on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency exchange contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses arising from the sale of holdings of foreign currencies, foreign currency exchange rate fluctuations between trade dates and settlement dates on securities transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. (CII), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.80% applied to the average daily net assets of the Fund. CII has voluntarily agreed to reimburse such portion of its fee and absorb other expenses as is necessary to cause the total annual operating expenses of the Fund not to exceed 1.10% of the Fund's average daily net assets (1.25% prior to July 1, 1996).

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 1996, the Fund paid or accrued $17,987.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $4,496,645 and $5,035,333, respectively, for the year ended December 31, 1996. As of December 31, 1996, the cost of securities for Federal income tax purposes was $6,715,697. At December 31, 1996, unrealized appreciation for Federal income tax purposes aggregated $588,143, of which $1,348,582 related to appreciated securities and $760,439 related to depreciated securities.

5. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest with a par value of $.001 per share. All of the shares outstanding at December 31, 1996 were owned by the Century Indemnity Company. The only transaction in capital stock for the period from January 1, 1995 to December 31, 1996 was the reinvestment of a dividend and distribution in the amount of $335,398 and $558,162 in 29,723 and 49,745 additional shares on December 31, 1996 and December 29, 1995, respectively.

6. POST OCTOBER LOSSES. Under current tax law, certain net long-term capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 1996, the Fund will elect to defer losses of $19,663 occurring between November 1, 1996 and December 31, 1996.

7. FINANCIAL HIGHLIGHTS. The following selected per share data is computed on the basis of a share outstanding throughout each period:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    January 11, 1993
                                                                             Year Ended December                          through
                                                                                     31,
                                                                         1996              1995             1994  December 31, 1993*
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                            $       11.27        $    11.77       $      13.21      $     10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income**                                                  0.08              0.15              0.04              0.09
Net realized and unrealized gains on securities
transactions, foreign currencies and forward
foreign exchange contracts                                               0.62              0.23              0.33              4.18
                                                                         -----             -----             -----             ----
TOTAL FROM INVESTMENT OPERATIONS                                         0.70              0.38              0.37              4.27
                                                                         -----             -----             -----             ----
LESS DISTRIBUTIONS:
Distributions from net investment income                                (0.08)            (0.15)            (0.04)           (0.09)
Distributions in excess of net investment income                        (0.12)            (0.12)                 -           (0.02)
Distributions from capital gains                                        (0.29)            (0.61)            (1.77)           (0.95)
                                                                       ------            ------            ------            ------
TOTAL DISTRIBUTIONS                                                     (0.49)            (0.88)            (1.81)           (1.06)
                                                                       ------            ------            ------            ------
NET ASSET VALUE, END OF PERIOD                                    $     11.48        $    11.27       $     11.77       $     13.21
                                                                    ==========        ==========        ==========        ==========
TOTAL INVESTMENT RETURN                                                  6.36%             3.40%             2.77%           42.73%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $     8,069        $    7,581        $    7,335             7,136
Ratio of operating expenses to average net assets (a)                   1.12%             1.14%             1.25%             1.25%
Ratio of net investment income to average net assets (b)                0.63%             0.37%             0.32%             0.75%
Portfolio turnover                                                        60%               63%               63%               66%
Average commission rate***                                        $    0.0121


a. Ratios of expenses to average net assets prior to expense reimbursements were 2.61%, 2.59%, 2.35% and 2.67%, respectively, for 1996, 1995, 1994 and
     1993. Per share expenses prior to reduction were $0.29, $0.28, $0.29 and $0.30, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were (0.85)%, (1.08)%, (0.78)% and (0.73)%, respectively, for 1996, 1995, 1994 and 1993. Per share net investment loss amounts prior to reduction were $(0.10), $(0.12), $(0.10) and $(0.08), respectively.
  *  Commencement of operations.
 ** Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of CIGNA International Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA International Stock Fund (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
February 14, 1997